Shareholder Fees - Bahl & Gaynor Income Growth Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Shareholder Fee, Other	$ 15
Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[2]
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1],[2]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[2]
Shareholder Fee, Other	$ 15	[2]
Class I Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Shareholder Fee, Other	$ 15

[1]	For Class A shares, no sales charge applies on investments of $1 million or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed to the extent a finder’s fee was paid on certain redemptions of such shares within 18 months of the date of purchase. Class C shares of the Fund are subject to a CDSC of 1.00% on any shares sold within 12 months of the date of purchase.
[2]	Currently, Class C shares are not available for purchase.